Other disclosures - Commitments - Contractual obligations not recognised in the balance sheet (Details) - DKK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Leases	kr 982	kr 4,181
Research and development obligations	25,906	35,316
Research and development - potential milestone payments	24,951	34,583
Commercial product launch - potential milestone payments	27,999	16,927
Purchase obligations relating to investments in property, plant and equipment	20,443	11,659
Purchase obligations relating to contract manufacturers	91,031	71,061
Other purchase obligations	14,534	18,994
Total obligations not recognised in the balance sheet	205,846	192,721
Current
Disclosure of contingent liabilities [line items]
Leases	265	288
Research and development obligations	10,201	12,101
Research and development - potential milestone payments	1,610	2,076
Commercial product launch - potential milestone payments	278	384
Purchase obligations relating to investments in property, plant and equipment	16,775	8,305
Purchase obligations relating to contract manufacturers	15,746	8,925
Other purchase obligations	8,832	10,531
Total obligations not recognised in the balance sheet	53,707	42,610
Non-current
Disclosure of contingent liabilities [line items]
Leases	717	3,893
Research and development obligations	15,705	23,215
Research and development - potential milestone payments	23,341	32,507
Commercial product launch - potential milestone payments	27,721	16,543
Purchase obligations relating to investments in property, plant and equipment	3,668	3,354
Purchase obligations relating to contract manufacturers	75,285	62,136
Other purchase obligations	5,702	8,463
Total obligations not recognised in the balance sheet	kr 152,139	kr 150,111